Company Balance Sheet (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Profit after tax	£ 1,423	£ 1,405	£ 438
Santander UK Group Holdings plc
Statement [Line Items]
Profit after tax	£ 1,206	£ 1,499	£ 240